Consolidating Financial Statements	12 Months Ended
Feb. 24, 2013
Consolidating Financial Statements

NOTE 19 — CONSOLIDATING FINANCIAL STATEMENTS

The Company as parent guarantor (“Bermuda Holdings”) and the Company’s subsidiaries SRA Technologies Cyprus Limited, Stratus Technologies Ireland Limited, Cemprus Technologies, Inc., and Cemprus, LLC (“Guarantor Subsidiaries”) have fully and unconditionally guaranteed on a joint and several basis, the obligation to pay principal and interest with respect to the $215.0 million aggregate principal amount of Senior Secured Notes issued by Stratus Technologies, Inc. (“Stratus US”) and Stratus Technologies Bermuda Ltd. (“Bermuda Ltd.”). The Senior Secured Notes issued by Stratus US are guaranteed by Bermuda Ltd. and the Senior Secured Notes issued by Bermuda Ltd. are guaranteed by Stratus US. Under certain circumstances, contractual and legal restrictions, as well as the financial condition and operating requirements of the Company and its subsidiaries, could limit Stratus Technologies, Inc. and Stratus Technologies Bermuda Ltd.’s ability to obtain cash for the purpose of meeting the debt service obligations, including payment of principal and interest on the Senior Secured Notes. The holders of the Senior Secured Notes will be direct creditors of Stratus Technologies, Inc. and Stratus Technologies Bermuda, Ltd, the Company and the Company’s principal direct subsidiaries by virtue of the guarantees. The Company has indirect subsidiaries located primarily in Europe and Asia (“Non-Guarantor Subsidiaries”) that are not included among the Guarantor Subsidiaries, and such subsidiaries will not be obligated with respect to the Senior Secured Notes. As a result, the claims of creditors of the Non-Guarantor Subsidiaries will effectively have priority with respect to the assets and earnings of such companies over the claims of creditors of the Company, including the holders of the Senior Secured Notes. The consolidating financial statements include the accounts of the Company and its 100% owned subsidiaries.

The Non-Guarantor subsidiaries represent more than an inconsequential portion of the consolidated assets and revenues of the Company.

The following supplemental consolidating financial statements are presented:

1.	Consolidating balance sheets as of February 24, 2013 and February 26, 2012.

2.	Consolidating statements of operations, comprehensive loss and cash flows for each of the three fiscal years in the period ended February 24, 2013, February 26, 2012 and February 27, 2011.

STRATUS TECHNOLOGIES BERMUDA HOLDINGS LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

(Dollars in thousands)

As of February 24, 2013

CONSOLIDATING BALANCE SHEET

	Bermuda Holdings	Bermuda Ltd.	Stratus US	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Total
ASSETS
Current assets:
Cash and cash equivalents	$50	$144	$931	$11,925	$9,113	$—	$22,163
Accounts receivable, net of allowance for doubtful accounts	—	101	9,186	20,600	8,488	(45)	38,330
Intercompany receivable	152	10,276	32,006	280	12,263	(54,977)	—
Inventory	—	—	6,317	949	1,883	(2,462)	6,687
Deferred income taxes	—	—	424	72	1,171	—	1,667
Income taxes receivable	—	—	199	36	—	(235)	—
Prepaid expenses and other current assets	500	16	2,002	382	1,634	(545)	3,989

Total current assets	702	10,537	51,065	34,244	34,552	(58,264)	72,836
Property and equipment, net	—	—	7,496	1,615	1,240	92	10,443
Intangible assets, net	—	3,970	—	3,288	—	—	7,258
Goodwill	—	9,044	1,935	1,344	701	—	13,024
Deferred income taxes	—	—	—	8,440	1,247	—	9,687
Deferred financing	431	2,599	3,351	—	—	—	6,381
Investment in subsidiaries	—	24,128	41,381	1,919	—	(67,428)	—
Other assets	83	—	161	19	1,532	—	1,795
Long-term intercompany receivable	5,839	—	105,567	—	—	(111,406)	—

Total assets	$7,055	$50,278	$210,956	$50,869	$39,272	$(237,006)	$121,424

LIABILITIES, REDEEMABLE CONVERTIBLE PREFERRED STOCK, REDEEMABLE ORDINARY STOCK AND STOCKHOLDERS’ EQUITY (DEFICIT)
Current liabilities:
Current portion of long-term debt	$—	$2,400	$2,600	$—	$—	$—	$5,000
Accounts payable	3	—	2,272	3,212	2,658	(382)	7,763
Intercompany payable	1,099	39,060	276	14,542	—	(54,977)	—
Accrued expenses	191	(1)	8,607	1,420	5,653	(209)	15,661
Accrued interest payable	—	4,435	4,803	—	—	—	9,238
Income taxes payable	—	132	—	—	603	(235)	500
Deferred revenue	—	—	2,081	34,251	1,408	—	37,740

Total current liabilities	1,293	46,026	20,639	53,425	10,322	(55,803)	75,902
Long-term debt, net of discount	—	131,520	141,873	—	—	—	273,393
Long-term intercompany payable	—	53,964	—	57,442	—	(111,406)	—
Liability in subsidiaries	16,061	—	—	—	—	(16,061)	—
Embedded derivatives	—	9,721	10,531	—	—	—	20,252
Long-term deferred income taxes	—	—	424	—	—	—	424
Deferred revenue and other liabilities	—	1,030	7,858	5,725	2,943	—	17,556

Total Liabilities	17,354	242,261	181,325	116,592	13,265	(183,270)	387,527

Redeemable convertible preferred stock and redeemable ordinary stock
Series A redeembable convertible preferred stock	117,923	—	—	—	—	—	117,923
Series B redeemable convertible preferred stock	63,479	—	—	—	—	—	63,479
Right to shares of Series B redeemable convertible preferred stock	5,518	—	—	—	—	—	5,518
Ordinary shares subject to puts	1,160	—	—	—	—	—	1,160

Total redeemable convertible preferred stock and redeemable ordinary stock	188,080	—	—	—	—	—	188,080

Stockholders’ (deficit) equity:
Ordinary stock	16,265	71	20,000	2,370	5,324	(27,765)	16,265
Series B ordinary stock	8,998	—	—	—	—	—	8,998
Additional paid in capital	—	53,669	65,806	—	3,944	(123,419)	—
Accumulated (deficit) income	(223,642)	(245,723)	(56,204)	(68,414)	17,924	97,281	(478,778)
Accumulated other comprehensive (loss) income	—	—	29	321	(1,185)	167	(668)

Total stockholders’ (deficit) equity	(198,379)	(191,983)	29,631	(65,723)	26,007	(53,736)	(454,183)

Total liabilities, redeemable convertible preferred stock redeemable ordinary stock, and stockholders’ (deficit) equity	$7,055	$50,278	$210,956	$50,869	$39,272	$(237,006)	$121,424

STRATUS TECHNOLOGIES BERMUDA HOLDINGS LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

(Dollars in thousands)

As of February 26, 2012

CONSOLIDATING BALANCE SHEET

	Bermuda Holdings	Bermuda Ltd.	Stratus US	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Total
ASSETS
Current assets:
Cash and cash equivalents	$93	$262	$8,389	$11,767	$6,999	$—	$27,510
Accounts receivable, net of allowance for doubtful accounts	—	75	7,968	18,558	10,700	(235)	37,066
Intercompany receivable	—	—	44,792	—	11,335	(56,127)	—
Inventory	—	—	7,028	798	2,925	(2,867)	7,884
Deferred income taxes	—	—	232	—	1,381	—	1,613
Income taxes receivable	—	—	146	89	—	(235)	—
Prepaid expenses and other current assets	529	47	2,085	371	2,566	(1,144)	4,454

Total current assets	622	384	70,640	31,583	35,906	(60,608)	78,527
Property and equipment, net	—	—	8,127	1,129	1,234	—	10,490
Intangible assets, net	—	2,984	40	—	—	—	3,024
Goodwill	—	6,197	1,306	1,345	743	—	9,591
Deferred income taxes	—	—	—	10,029	1,626	—	11,655
Deferred financing	654	3,689	4,873	—	—	—	9,216
Investment in subsidiaries	—	32,056	40,452	1,904	—	(74,412)	—
Other assets	583	76	345	38	1,768	—	2,810
Long-term intercompany receivable	7,850	—	87,443	—	—	(95,293)	—

Total assets	$9,709	$45,386	$213,226	$46,028	$41,277	$(230,313)	$125,313

LIABILITIES, REDEEMABLE CONVERTIBLE PREFERRED STOCK, REDEEMABLE ORDINARY STOCK, AND STOCKHOLDERS’ EQUITY (DEFICIT)
Current liabilities:
Current portion of long-term debt	$—	$2,400	$2,600	$—	$—	$—	$5,000
Accounts payable	—	—	2,550	2,881	3,536	(1,040)	7,927
Intercompany payable	2,880	40,489	—	12,758	—	(56,127)	—
Accrued expenses	129	4	6,399	1,284	6,141	(340)	13,617
Accrued interest payable	—	4,613	4,995	—	—	—	9,608
Income taxes payable	—	132	—	—	206	(235)	103
Deferred income taxes	—	—	—	1,075	—	—	1,075
Deferred revenue	—	—	1,175	34,017	1,521	—	36,713

Total current liabilities	3,009	47,638	17,719	52,015	11,404	(57,742)	74,043
Long-term debt, net of discount	—	125,247	135,158	—	—	—	260,405
Long-term intercompany payable	—	37,850	—	57,443	—	(95,293)	—
Liability in subsidiaries	3,529	—	—	—	—	(3,529)	—
Embedded derivatives	—	12,424	13,460	—	—	—	25,884
Long-term deferred income taxes	—	—	232	—	—	—	232
Deferred revenue and other liabilities	—	962	6,359	5,690	2,898	—	15,909

Total liabilities	6,538	224,121	172,928	115,148	14,302	(156,564)	376,473

Redeemable convertible preferred stock and ordinary shares
Series A redeemable convertible preferred stock	109,189	—	—	—	—	—	109,189
Series B redeemable convertible preferred stock	58,776	—	—	—	—	—	58,776
Right to shares of Series B redeemable convertible preferred stock	5,518	—	—	—	—	—	5,518
Ordinary shares subject to puts	1,181	—	—	—	—	—	1,181

Total redeemable convertible preferred stock and ordinary shares	174,664	—	—	—	—	—	174,664

Stockholders’ (deficit) equity:
Ordinary stock	16,257	71	20,000	2,370	5,318	(27,759)	16,257
Series B ordinary stock	8,998	—	—	—	—	—	8,998
Additional paid in capital	—	53,669	65,742	—	4,008	(123,419)	—
Accumulated (deficit) income	(196,748)	(232,475)	(45,491)	(71,610)	16,960	77,262	(452,102)
Accumulated other comprehensive income	—	—	47	120	689	167	1,023

Total stockholders’ (deficit) equity	(171,493)	(178,735)	40,298	(69,120)	26,975	(73,749)	(425,824)

Total liabilities, redeemable convertible preferred stock redeemable ordinary stock, and stockholders’ (deficit) equity	$9,709	$45,386	$213,226	$46,028	$41,277	$(230,313)	$125,313

STRATUS TECHNOLOGIES BERMUDA HOLDINGS LTD.

NOTES TO CONSOLIDATED FINANCIALS STATEMENTS — (Continued)

(Dollars in thousands)

52 weeks ended February 24, 2013

CONSOLIDATING STATEMENT OF OPERATIONS

	Bermuda Holdings	Bermuda Ltd	Stratus US	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Total
REVENUE
Product	$—	$586	$20,845	$9,115	$43,174	$—	$73,720
Service	—	300	10,037	107,324	13,774	—	131,435
Intercompany	—	46,822	77,275	31,803	18,137	(174,037)	—

Total revenue	—	47,708	108,157	148,242	75,085	(174,037)	205,155

COST OF REVENUE
Product	—	401	17,212	25,896	28,313	(41,630)	30,192
Service	—	—	27,064	3,925	23,812	—	54,801
Intercompany	—	27,026	137	104,420	1,228	(132,811)	—

Total cost of revenue	—	27,427	44,413	134,241	53,353	(174,441)	84,993

Gross profit	—	20,281	63,744	14,001	21,732	404	120,162
OPERATING EXPENSES
Research and development	—	—	25,497	1	166	—	25,664
Sales and marketing	—	—	17,141	397	16,011	—	33,549
General and administrative	813	110	15,901	503	3,539	(92)	20,774
Restructuring charges	—	1,233	3,274	—	(970)	(6)	3,531
Intercompany	—	—	(3,274)	2,262	1,012	—	—
Management fees	500	—	700	—	—	—	1,200

Total operating expenses	1,313	1,343	59,239	3,163	19,758	(98)	84,718

Profit (loss) from operations	(1,313)	18,938	4,505	10,838	1,974	502	35,444
Interest income	—	1	1	17	9	—	28
Interest expense	(209)	(23,801)	(26,007)	(6)	27	—	(49,996)
Interest income (expense), intercompany	609	(2,149)	8,114	(6,546)	(28)	—	—
Loss on extinguishment of debt	(14)	(444)	(481)	—	—	—	(939)
Gain on change in fair value for embedded derivatives	—	2,281	2,471	—	—	—	4,752
Other (expense) income, net	(10)	(54)	(361)	5	(19)	214	(225)
Other income (expense), intercompany	—	—	—	28	(28)	—	—

(Loss) income before income taxes	(937)	(5,228)	(11,758)	4,336	1,935	716	(10,936)
Provision for income taxes	—	92	71	1,374	995	—	2,532
Equity in profit (loss) in subsidiaries	(12,531)	(7,928)	923	15	—	19,521	—

Net (loss) income	$(13,468)	$(13,248)	$(10,906)	$2,977	$940	$20,237	$(13,468)

STRATUS TECHNOLOGIES BERMUDA HOLDINGS LTD.

NOTES TO CONSOLIDATED FINANCIALS STATEMENTS — (Continued)

(Dollars in thousands)

52 weeks ended February 26, 2012

CONSOLIDATING STATEMENT OF OPERATIONS

	Bermuda Holdings	Bermuda Ltd	Stratus US	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Total
REVENUE
Product	$—	$459	$20,503	$7,830	$43,699	$—	$72,491
Service	—	300	8,599	110,369	13,920	—	133,188
Intercompany	—	46,600	79,097	30,964	17,585	(174,246)	—

Total revenue	—	47,359	108,199	149,163	75,204	(174,246)	205,679

COST OF REVENUE
Product	—	194	15,260	26,603	30,122	(38,833)	33,346
Service	—	50	27,883	3,819	24,759	—	56,511
Intercompany	—	29,116	—	104,137	1,572	(134,825)	—

Total cost of revenue	—	29,360	43,143	134,559	56,453	(173,658)	89,857

Gross profit	—	17,999	65,056	14,604	18,751	(588)	115,822

OPERATING EXPENSES
Research and development	—	—	27,468	—	—	—	27,468
Sales and marketing	—	—	16,699	197	14,485	—	31,381
General and administrative	1,164	44	15,709	293	3,784	—	20,994
Restructuring charges	—	—	1,639	—	729	—	2,368
Intercompany	—	554	(1,639)	1,814	(729)	—	—
Management fees	500	—	700	—	—	—	1,200

Total operating expenses	1,664	598	60,576	2,304	18,269	—	83,411

Profit (loss) from operations	(1,664)	17,401	4,480	12,300	482	(588)	32,411
Interest income	—	1	2	193	9	—	205
Interest expense	(177)	(23,002)	(25,154)	—	(1)	—	(48,334)
Interest income (expense), intercompany	608	(2,189)	8,106	(6,525)	—	—	—
Loss on extinguishment of debt	(90)	(543)	(589)	—	—	—	(1,222)
Loss on change in fair value for embedded derivatives	—	(4,259)	(4,614)	—	—	—	(8,873)
Other (expense) income, net	(9)	(51)	(273)	438	(123)	(46)	(64)
Other income (expense), intercompany	—	—	30	(1,336)	1,306	—	—

(Loss) income before income taxes	(1,332)	(12,642)	(18,012)	5,070	1,673	(634)	(25,877)
(Benefit) Provision for income taxes	—	92	110	(8,038)	961	—	(6,875)
Equity in profit (loss) in subsidiaries	(17,670)	(4,302)	1,457	16	—	20,499	—

Net (loss) income	$(19,002)	$(17,036)	$(16,665)	$13,124	$712	$19,865	$(19,002)

STRATUS TECHNOLOGIES BERMUDA HOLDINGS LTD.

NOTES TO CONSOLIDATED FINANCIALS STATEMENTS — (Continued)

(Dollars in thousands)

52 weeks ended February 27, 2011

CONSOLIDATING STATEMENT OF OPERATIONS

	Bermuda Holdings	Bermuda Ltd	Stratus US	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Total
REVENUE
Product	$—	$370	$20,255	$6,078	$44,401	$—	$71,104
Service	—	375	8,953	111,800	13,626	—	134,754
Intercompany	—	45,918	84,297	32,829	16,780	(179,824)	—

Total revenue	—	46,663	113,505	150,707	74,807	(179,824)	205,858

COST OF REVENUE
Product	—	185	17,501	27,546	30,708	(43,078)	32,862
Service	—	—	31,967	3,279	23,113	—	58,359
Intercompany	—	29,131	—	106,558	3,126	(138,815)	—

Total cost of revenue	—	29,316	49,468	137,383	56,947	(181,893)	91,221

Gross profit	—	17,347	64,037	13,324	17,860	2,069	114,637

OPERATING EXPENSES
Research and development	—	—	27,483	30	—	(44)	27,469
Sales and marketing	—	—	16,248	4	13,415	(24)	29,643
General and administrative	390	197	14,896	437	3,882	97	19,899
Restructuring charges	—	—	1,632	1	61	—	1,694
(Gain) on sale of business	—	(3,655)	—	—	—	—	(3,655)
Intercompany	—	—	(1,632)	1,693	(61)	—	—
Management fees	417	—	700	—	—	—	1,117

Total operating expenses	807	(3,458)	59,327	2,165	17,297	29	76,167

Profit (loss) from operations	(807)	20,805	4,710	11,159	563	2,040	38,470
Interest income	—	41	7	28	4	—	80
Interest expense	—	(20,825)	(22,903)	—	—	—	(43,728)
Interest income (expense), intercompany	608	(2,117)	8,195	(6,686)	—	—	—
Loss on extinguishment of debt	—	(1,724)	(2,027)	—	—	—	(3,751)
Loss on change in fair value for embedded derivatives	—	(142)	(155)	—	—	—	(297)
Other (expense), net	(10)	(53)	(366)	(685)	(215)	(125)	(1,454)
Other income (expense), intercompany	—	—	—	(1,398)	1,398	—	—

(Loss) income before income taxes	(209)	(4,015)	(12,539)	2,418	1,750	1,915	(10,680)
Provision (benefit) for income taxes	—	86	(189)	930	693	—	1,520
Equity in profit (loss) in subsidiaries	(11,991)	(9,806)	2,391	15	—	19,391	—

Net (loss) income	$(12,200)	$(13,907)	$(9,959)	$1,503	$1,057	$21,306	$(12,200)

STRATUS TECHNOLOGIES BERMUDA HOLDINGS LTD.

NOTES TO CONSOLIDATED FINANCIALS STATEMENTS — (Continued)

(Dollars in thousands)

Twelve-month period ended February 24, 2013

CONSOLIDATING STATEMENT OF COMPREHENSIVE LOSS

	Bermuda Holdings	Bermuda Ltd	Stratus US	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Total
Net (loss) income	$(13,468)	$(13,248)	$(10,906)	$2,977	$940	$20,237	$(13,468)
Other comprehensive loss, net of taxes:
Cumulative translation adjustments	—	—	(18)	201	(1,871)	—	(1,688)
Changes in market value of corporate equity security:
Unrealized loss on corporate equity security, net of taxes of $1 and $1	—	—	—	—	(3)	—	(3)

Comprehensive (loss) income	$(13,468)	$(13,248)	$(10,924)	$3,178	$(934)	$20,237	$(15,159)

Twelve-month period ended February 26, 2012

CONSOLIDATING STATEMENT OF COMPREHENSIVE LOSS

	Bermuda Holdings	Bermuda Ltd	Stratus US	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Total
Net (loss) income	$(19,002)	$(17,036)	$(16,665)	$13,124	$712	$19,865	$(19,002)
Other comprehensive loss, net of taxes:
Cumulative translation adjustments	—	—	(46)	(33)	106	—	27
Changes in market value of corporate equity security:
Unrealized loss on corporate equity security, net of taxes of $1 and $1	—	—	—	—	(4)	—	(4)

Comprehensive (loss) income	$(19,002)	$(17,036)	$(16,711)	$13,091	$814	$19,865	$(18,979)

52 weeks ended February 27, 2011

CONSOLIDATING STATEMENT OF COMPREHENSIVE LOSS

	Bermuda Holdings	Bermuda Ltd	Stratus US	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Total
Net (loss) income	$(12,200)	$(13,907)	$(9,959)	$1,503	$1,057	$21,306	$(12,200)
Other comprehensive loss, net of taxes:
Cumulative translation adjustments	—	—	(9)	(59)	1,326	—	1,258
Changes in market value of corporate equity security:
Unrealized loss on corporate equity security, net of taxes of $2 and $2	—	—	—	—	22	—	22

Comprehensive (loss) income	$(12,200)	$(13,907)	$(9,968)	$1,444	$2,405	$21,306	$(10,920)

STRATUS TECHNOLOGIES BERMUDA HOLDINGS LTD.

NOTES TO CONSOLIDATED FINANCIALS STATEMENTS — (Continued)

(Dollars in thousands)

Twelve-month period ended February 24, 2013

CONSOLIDATING STATEMENT OF CASH FLOWS

	Bermuda Holdings	Bermuda Ltd	Stratus US	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Total
Operating activities
Cash flows provided by (used in) operating activities, net of acquisition:
Net (loss) income	$(13,468)	$(13,248)	$(10,906)	$2,977	$940	$20,237	$(13,468)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	—	381	5,141	635	966	(92)	7,031
Amortization of deferred financing cost and debt discount	209	5,380	6,144	—	—	—	11,733
Stock-based compensation	—	—	186	—	30	—	216
Non-cash portion of restructuring charges	—	—	393	—	—	—	393
Deferred tax expense				443	171		614
Provision for doubtful accounts	—	—	1	(93)	(1)	—	(93)
Inventory provision	—	—	1,723	(254)	(657)	—	812
Loss on extinguishment of debt	14	444	481	—	—	—	939
Premium on excess cash flow payment	—	(480)	(519)	—	—	—	(999)
Gain on change in fair value of embedded derivatives	—	(2,281)	(2,471)	—	—	—	(4,752)
Loss on retirement of property and equipment	—	—	72	—	—	—	72
Interest payable-in-kind	—	4,133	4,478	—	—	—	8,611
Equity in profit (loss) subsidiaries	12,531	7,928	(923)	(15)	—	(19,521)	—
Changes in assets and liabilities:
Accounts receivable	—	(26)	(1,218)	(1,093)	1,369	(190)	(1,158)
Inventory	—	—	(1,578)	103	1,428	(404)	(451)
Prepaid expenses and other current assets	29	31	84	92	794	(600)	430
Accounts payable	80	4,284	(7,854)	4,644	(1,561)	438	31
Accrued expenses	62	194	4,814	(3,087)	284	132	2,399
Accrued Interest	—	(177)	(193)	—	—	—	(370)
Income taxes payable	—	—	(482)	53	385	—	(44)
Deferred revenue	—	—	963	(1,510)	214	—	(333)
Other long-term assets and liabilities	500	(72)	2,837	(552)	(336)	—	2,377

Net cash provided by (used in) operating activities	(43)	6,491	1,173	2,343	4,026	—	13,990

Investing activities
Cash flows used in investing activities:
Acquisition of property and equipment	—	—	(5,394)	(3)	(852)	—	(6,249)
Acquisition of business, net of cash acquired of $34	—	(4,069)	(525)	(2,265)	38	—	(6,821)
Acquisition of other long-term assets	—	(142)	—	—	—	—	(142)

Net cash used in investing activities	—	(4,211)	(5,919)	(2,268)	(814)	—	(13,212)

Financing activities
Cash flows used in financing activities:
Payments on long-term debt	—	(2,398)	(2,597)	—	—	—	(4,995)

Net cash used in financing activities	—	(2,398)	(2,597)	—	—	—	(4,995)

Effect of exchange rate changes on cash	—		(115)	83	(1,098)	—	(1,130)

Net (decrease) increase in cash and cash equivalents	(43)	(118)	(7,458)	158	2,114	—	(5,347)
Cash and cash equivalents at beginning of period	93	262	8,389	11,767	6,999	—	27,510

Cash and cash equivalents at end of period	$50	$144	$931	$11,925	$9,113	$—	$22,163

STRATUS TECHNOLOGIES BERMUDA HOLDINGS LTD.

NOTES TO CONSOLIDATED FINANCIALS STATEMENTS — (Continued)

(Dollars in thousands)

Twelve-month period ended February 26, 2012

CONSOLIDATING STATEMENT OF CASH FLOWS

	Bermuda Holdings	Bermuda Ltd	Stratus US	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Total
Operating activities
Cash flows provided by (used in) operating activities:
Net (loss) income	$(19,002)	$(17,036)	$(16,665)	$13,124	$712	$19,865	$(19,002)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	—	90	6,097	387	916	—	7,490
Amortization of deferred financing cost and debt discount	177	4,798	5,526	—	—	—	10,501
Stock-based compensation	—	—	297	—	39	—	336
Deferred tax (income) expense	—	—	—	(8,954)	369	—	(8,585)
Provision for doubtful accounts	—	—	7	118	(4)	—	121
Inventory provision	—	—	546	48	122	—	716
Loss on extinguishment of debt	90	543	589	—	—	—	1,222
Premium on excess cash flow payment	—	(480)	(519)	—	—	—	(999)
Loss on change in fair value of embedded derivatives	—	4,260	4,613	—	—	—	8,873
Loss on sale of asset	—	—	13	—	—	—	13
Loss on retirement of property and equipment	—	—	144	—	—	—	144
Loss on abandoned patents		45					45
Interest payable-in-kind	—	3,785	4,086	—	—	—	7,871
Equity in profit (loss) subsidiaries	17,670	4,302	(1,457)	(16)	—	(20,499)	—
Changes in assets and liabilities:
Accounts receivable	—	—	(1,318)	1,757	308	235	982
Inventory	—	—	(1,605)	249	(1,245)	589	(2,012)
Prepaid expenses and other current assets	(29)	69	303	(100)	(1,247)	920	(84)
Accounts payable	1,554	(14,924)	7,587	6,683	661	(957)	604
Accrued expenses	(188)	(30)	397	(20)	303	(153)	309
Accrued interest	—	(490)	(527)	—	—	—	(1,017)
Income taxes payable	—	—	18	(17)	(143)	—	(142)
Deferred revenue	—	—	659	(612)	(84)	—	(37)
Proceeds (payments) on intercompany dividend	—	17,428	—	(17,428)	—	—	—
Other long-term assets and liabilities	63	(179)	1,577	(340)	(53)	—	1,068

Net cash provided by (used in) operating activities	335	2,181	10,368	(5,121)	654	—	8,417

Investing activities
Cash flows used in investing activities:
Acquisition of property and equipment	—	—	(3,233)	—	(432)	—	(3,665)
Proceeds from the disposition of property and equipment	—	—	19	—	—	—	19
Acquisition of other long-term assets	—	(100)	—	—	—	—	(100)

Net cash used in investing activities	—	(100)	(3,214)	—	(432)	—	(3,746)

Financing activities
Cash flows used in financing activities:
Payments on long-term debt	—	(2,399)	(2,598)	—	—	—	(4,997)
Payment of debt and equity issuance fees	(264)	—	(44)	—	—	—	(308)
Proceeds from the exercise of stock options	2	—	—	—	—	—	2
Proceeds (payments) on intercompany financing	—	(10,999)	—	10,999	—	—	—
Proceeds (payments) on intercompany financing	—	10,999	—	(10,999)	—	—	—

Net cash used in financing activities	(262)	(2,399)	(2,642)	—	—	—	(5,303)

Effect of exchange rate changes on cash	—	—	58	58	(74)	—	42

Net (decrease) increase in cash and cash equivalents	73	(318)	4,570	(5,063)	148	—	(590)
Cash and cash equivalents at beginning of period	20	580	3,819	16,830	6,851	—	28,100

Cash and cash equivalents at end of period	$93	$262	$8,389	$11,767	$6,999	$—	$27,510

STRATUS TECHNOLOGIES BERMUDA HOLDINGS LTD.

NOTES TO CONSOLIDATED FINANCIALS STATEMENTS — (Continued)

(Dollars in thousands)

Twelve-month period ended February 27, 2011

CONSOLIDATING STATEMENT OF CASH FLOW

	Bermuda Holdings	Bermuda Ltd	Stratus US	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Total
Operating activities
Cash flows (used in) provided by operating activities:
Net (loss) income	$(12,200)	$(13,907)	$(9,959)	$1,503	$1,057	$21,306	$(12,200)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	—	133	7,380	426	1,159	18	9,116
Amortization of deferred financing cost and debt discount	—	3,918	4,548	—	—	—	8,466
Stock-based compensation	—	—	384	9	75	—	468
Deferred tax income	—	—	(828)	(1,288)	(47)	—	(2,163)
Provision for doubtful accounts	—	—	(18)	270	(89)	—	163
Inventory provision	—	—	1,472	(541)	28	—	959
Loss on extinguishment of debt	—	1,724	2,027	—	—	—	3,751
Loss on change in fair value of embedded derivatives	—	142	155	—	—	—	297
(Gain) from sale of subsidiary	—	(3,655)	—	—	—	—	(3,655)
Loss on sale of asset	—	—	27	—	—	—	27
Loss on retirement of property and equipment	—	—	482	—	—	—	482
Interest payable-in-kind	—	3,170	3,390	—	—	—	6,560
Equity in profit (loss) subsidiaries	11,991	9,806	(2,391)	(15)	—	(19,391)	—
Changes in assets and liabilities:
Accounts receivable	—	(75)	3,149	3,083	(2,317)	—	3,840
Inventory	—	—	(3,055)	1,468	1,329	(2,057)	(2,315)
Prepaid expenses and other current assets	(500)	(9)	715	(240)	1,599	(354)	1,211
Accounts payable	1,464	4,031	(7,113)	(59)	561	395	(721)
Accrued expenses	325	(20)	167	(263)	(342)	83	(50)
Accrued interest	—	3,713	4,022	—	—	—	7,735
Income taxes payable	—	12	22	57	93	—	184
Deferred revenue	—	—	(1,172)	(3,735)	(657)	—	(5,564)
Other long-term assets and liabilities	27	(832)	2,593	1,132	238	—	3,158

Net cash provided by operating activities	1,107	8,151	5,997	1,807	2,687	—	19,749

Investing activities
Cash flows (used in) provided by investing activities:
Acquisition of property and equipment	—	—	(5,280)	(262)	(696)	—	(6,238)
Proceeds from sale of subsidiary	—	3,555	—	—	—	—	3,555
Acquisition of other long lived assets	—	(86)	—	—	—	—	(86)

Net cash (used in) provided by investing activities	—	3,469	(5,280)	(262)	(696)	—	(2,769)

Financing activities
Cash flows used in financing activities:
Proceeds from issuance of long-term debt, Series B preferred stock and Series B ordinary stock	—	99,495	107,786	—	—	—	207,281
Payments on long-term debt	—	(105,359)	(112,641)	—	—	—	(218,000)
Payment of debt and equity issuance fees	(1,218)	(5,189)	(7,108)	—	—	—	(13,515)
Proceeds (payments) on intercompany financing	—	—	15,000	(15,000)	—	—	—
Proceeds from revolving credit facility	—	—	8,000	—	—	—	8,000
Payments on revolving credit facility	—	—	(30,000)	—	—	—	(30,000)

Net cash used in financing activities	(1,218)	(11,053)	(18,963)	(15,000)	—	—	(46,234)

Effect of exchange rate changes on cash	—	8	(129)	(13)	720	—	586

Net (decrease) increase in cash and cash equivalents	(111)	575	(18,375)	(13,468)	2,711	—	(28,668)
Cash and cash equivalents at beginning of period	131	5	22,194	30,298	4,140	—	56,768

Cash and cash equivalents at end of period	$20	$580	$3,819	$16,830	$6,851	$—	$28,100